EXHIBIT 99.2

Part 1 Conditions Summary

Client Name:	PennyMac
Client Project Name:	PMTT4
Start - End Dates:	9/22/2016 - 12/31/2017
Deal Loan Count:	12,977
Report Run Date:

Conditions Report 2.0

Loans in Report:	12,977
Loans with Conditions:	5,059

325 - Total Active Conditions
28 - Material Conditions
11 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
2 - Category: DTI
1 - Category: Income/Employment
3 - Category: Insurance
1 - Category: Legal Documents
2 - Category: Terms/Guidelines
17 - Property Valuations Review Scope
3 - Category: Property
14 - Category: Value
297 - Non-Material Conditions
241 - Credit Review Scope
24 - Category: Assets
12 - Category: Credit/Mtg History
96 - Category: DTI
90 - Category: Income/Employment
19 - Category: Terms/Guidelines
21 - Property Valuations Review Scope
21 - Category: Appraisal
1 - Compliance Review Scope
1 - Category: Borrower’s Interest
34 - Fannie Mae Review Scope
34 - Category: Fannie Mae

5186 - Total Satisfied Conditions
463 - Credit Review Scope
7 - Category: Application
79 - Category: Assets
23 - Category: Credit/Mtg History
89 - Category: DTI
53 - Category: Income/Employment
41 - Category: Insurance
134 - Category: Legal Documents
2 - Category: LTV/CLTV
33 - Category: Terms/Guidelines
2 - Category: Title
4690 - Property Valuations Review Scope
4522 - Category: Appraisal
52 - Category: Property
116 - Category: Value
29 - Compliance Review Scope
2 - Category: APR Tolerance
19 - Category: Borrower’s Interest
8 - Category: Documentation
4 - Fannie Mae Review Scope
4 - Category: Fannie Mae

1 - Total Waived Conditions
1 - Credit Review Scope
1 - Category: Income/Employment

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